Related Party Transactions - Summary of Outstanding Balances with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 387	$ 632
Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	328	340
Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	242	272
Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	479	1,183
Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	1,214	2,508
Nanjing Probio Biotech Co., Ltd. | Trade receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	64	90
Nanjing Probio Biotech Co., Ltd. | Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	242	251
Nanjing Probio Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	0	21
Nanjing Probio Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	1	3
Nanjing GenScript Biotech Co., Ltd. | Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	169	205
Nanjing GenScript Biotech Co., Ltd. | Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	309	321
Nanjing GenScript Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	307	935
Nanjing GenScript Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	1,111	2,435
Genscript USA Incorporated | Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	16	16
Genscript USA Incorporated | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	83	134
Genscript USA Incorporated | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	22	58
Jiangsu GenScript Biotech Co., Ltd. | Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	3	3
Jiangsu GenScript Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	89	93
Jiangsu GenScript Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	6	7
Jiangsu GenScript Probio Biotech Co., Ltd. | Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	0	21
Jiangsu GenScript Probio Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	74	4
Genscript Netherlands | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	0	1
Genscript USA Holdings Inc | Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 218	$ 427